UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                     Form 13F

                                FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: 12/31/2012

 Check here if Amendment:        [ ] ; Amendment Number: _______

 This Amendment(Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:       Massachusetts Mutual Life Insurance Company

 Address:    1295 State Street
             Springfield, Massachusetts 01111

 Form 13F File Number: 28-00548

 The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:


 Name:    Donald Griffith
 Title:   Vice President Corporate Compliance
 Phone:   (413) 744-5103

 Signature, Place, and Date of Signing:

 /s/ Donald Griffith, Springfield, MA  JANUARY 22, 2012


 --------------------------------------------------------------------------
 Report Type (Check only one):

 [ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

 [X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))


List of other Managers Reporting for this Manager:

28-00060	Babson Capital Management LLC
28-04544	Baring Asset Management LLC
28-15112	Baring International Investment Limited
28-12028	Cornerstone Real Estate Advisers LLC
28-00203	OppenheimerFunds, Inc.
28-10498	First Mercantile Trust Company
28-10231	OFI Private Investments Inc.
28-10234	OFI Institutional Asset Management, Inc.
		OFI SteelPath, Inc.



Babson Capital Management LLC (Babson Capital), Baring Asset
Management LLC and Baring International Investment Limited (Baring), Cornerstone Real Estate Advisers LLC (Cornerstone), OppenheimerFunds, Inc. (Oppenheimer), OFI Private Investments Inc. (OFI), OFI Institutional Asset Management,
Inc. (OFII), OFI SteelPath, Inc. and First Mercantile Trust Company
(First Mercantile) are all indirect, majority-owned or wholly-owned subsidiaries of Massachusetts Mutual Life Insurance Company (MassMutual).
Babson Capital, Baring, Cornerstone, Oppenheimer, OFI, OFII, OFI SteelPath, Inc. and First Mercantile have indicated that they exercise investment discretion with respect to the securities positions reported in each firm's
Form 13F filing. Nevertheless, such positions are deemed reported on behalf of MassMutual to the extent that MassMutual is deemed to share investment discretion over the positions as a result of its ownership interests in Babson Capital, Baring, Cornerstone, Oppenheimer, OFI, OFII, OFI SteelPath, Inc. and First Mercantile and for the limited and exclusive purpose of MassMutuals compliance with
Section 13(f) of the Securities Exchange Act of 1934, as amended.


FORM 13F SUMMARY PAGE Report Summary:

Number of Other Included Managers: None


Form 13F Information Table Entry Total: 87


Form 13F Information Table Value Total: 40,165

                                                             FORM 13F INFORMATION TABLE
                                                                                                            VOTING AUTHORITY
                                  TITLE OF              VALUE     SHARES/   SH/ PUT/ INVEST.  OTHER
          NAME OF ISSUER            CLASS    CUSIP    (X$1000)    PRN AMT   PRN CALL DISCRET. MGRS       SOLE    SHARED    NONE
 -------------------------------- -------- --------- ----------   -------   --- ---- -------- -----      ----    ------    ----


 3M COMPANY                     COM         88579Y101        6        61    SH       SHARED-DEFINED                  61
 3M COMPANY                     COM         88579Y101      679      7310    SH       SOLE               7310
 ABBOTT LABORATORIES            COM         002824100      333      5085    SH       SOLE               5085
 AMERICAN EXPRESS CO            COM         025816109       12       201    SH       SHARED-DEFINED                 201
 AMERICAN EXPRESS CO            COM         025816109      502      8736    SH       SOLE               8736
 APPLE INC                      COM         037833100       72       136    SH       SHARED-DEFINED                 136
 APPLE INC                      COM         037833100      175       328    SH       SOLE                328
 BERKSHIRE HATHAWAY INC-CL B    COM         084670702       12       136    SH       SHARED-DEFINED                 136
 BERKSHIRE HATHAWAY INC-CL B    COM         084670702      482      5370    SH       SOLE               5370
 BLACKROCK INC                  COM         09247X101        2        11    SH       SHARED-DEFINED                  11
 BLACKROCK INC                  COM         09247X101      302      1460    SH       SOLE               1460
 CARMAX INC                     COM         143130102      300      7985    SH       SOLE               7985
 CISCO SYSTEMS INC              COM         17275R102       21      1075    SH       SHARED-DEFINED                1075
 CISCO SYSTEMS INC              COM         17275R102      363     18450    SH       SOLE              18450
 CME GROUP INC                  COM         12572Q105      329      6495    SH       SOLE               6495
 DISCOVER FINANCIAL SERVICES    COM         254709108       11       273    SH       SHARED-DEFINED                 273
 DISCOVER FINANCIAL SERVICES    COM         254709108      376      9745    SH       SOLE               9745
 EBAY INC                       COM         278642103       77      1515    SH       SHARED-DEFINED                1515
 EBAY INC                       COM         278642103      402      7885    SH       SOLE               7885
 EXPRESS SCRIPTS HOLDING CO     COM         30219G108        9       167    SH       SHARED-DEFINED                 167
 EXPRESS SCRIPTS HOLDING CO     COM         30219G108      198      3670    SH       SOLE               3670
 EXXON MOBIL CORP               COM         30231G102       16       188    SH       SHARED-DEFINED                 188
 EXXON MOBIL CORP               COM         30231G102      988     11414    SH       SOLE              11414
 GENERAL DYNAMICS CORP          COM         369550108      375      5410    SH       SOLE               5410
 GENERAL ELECTRIC CO            COM         369604103       41      1932    SH       SHARED-DEFINED                1932
 GENERAL ELECTRIC CO            COM         369604103      537     25590    SH       SOLE              25590
 GOOGLE INC                     COM         38259P508       14        20    SH       SHARED-DEFINED                  20
 GOOGLE INC                     COM         38259P508      719      1016    SH       SOLE               1016
 ISHARES BARCLAYS CR            BD FD       464288620      203      1797    SH       SHARED-DEFINED                1797
 ISHARES CORE S&P               SMALL-CAP E 464287804     1154     14773    SH       SHARED-DEFINED               14773
 ISHARES INC MSCI               CANADA INDE 464286509      482     16988    SH       SHARED-DEFINED               16988
 ISHARES TR                     MSCI EMERGI 464287234     1057     23826    SH       SHARED-DEFINED               23826
 ISHARES TR DOW JONES           SELECT DIVI 464287168     1728     30181    SH       SHARED-DEFINED               30181
 ISHARES TR DOW JONES           EPAC SELECT 464288448     1376     40854    SH       SHARED-DEFINED               40854
 ISHARES TR FTSE                NAREIT MTG  464288539     1296     94818    SH       SHARED-DEFINED               94818
 ISHARES TR IBOXX               $ HIGH YIEL 464288513      256      2745    SH       SHARED-DEFINED                2745
 ISHARES TR JPMORGAN            USD EMERGIN 464288281      741      6035    SH       SHARED-DEFINED                6035
 ISHARES TR MID CORE            INDEX FD    464288208      226      2289    SH       SHARED-DEFINED                2289
 ISHARES TR RUSSELL             MIDCAP GROW 464287481      430      6844    SH       SHARED-DEFINED                6844
 ISHARES TR RUSSELL             MIDCAP INDE 464287499      541      4786    SH       SHARED-DEFINED                4786
 ISHARES TR RUSSELL             1000 VALUE  464287598      616      8458    SH       SHARED-DEFINED                8458
 ISHARES TR RUSSELL             1000 GROWTH 464287614      457      6972    SH       SHARED-DEFINED                6972
 JOHNSON & JOHNSON              COM         478160104      456      6510    SH       SOLE               6510
 JOHNSON CONTROLS INC           COM         478366107      407     13285    SH       SOLE              13285
 JPMORGAN CHASE & CO            COM         46625H100       11       259    SH       SHARED-DEFINED                 259
 JPMORGAN CHASE & CO            COM         46625H100      611     13889    SH       SOLE              13889
 LOWES COMPANIES INC            COM         548661107        5       133    SH       SHARED-DEFINED                 133
 LOWES COMPANIES INC            COM         548661107      732     20610    SH       SOLE              20610
 MANNKIND CORP                  COM         56400P201       32     13820    SH       SHARED-DEFINED               13820
 MARKET VECTORS ETF             TR EMERGING 57060U522      333     12146    SH       SHARED-DEFINED               12146
 MICROSOFT CORP                 COM         594918104      128      4800    SH       SHARED-DEFINED                4800
 MICROSOFT CORP                 COM         594918104      551     20636    SH       SOLE              20636
 NATIONAL OILWELL VARCO INC     COM         637071101      379      5546    SH       SOLE               5546
 NOVARTIS AG                    SPONSORED A 66987V109        2        28    SH       SHARED-DEFINED                  28
 NOVARTIS AG                    SPONSORED A 66987V109      306      4840    SH       SOLE               4840
 ORACLE CORP                    COM         68389X105       16       486    SH       SHARED-DEFINED                 486
 ORACLE CORP                    COM         68389X105      483     14508    SH       SOLE              14508
 PAYCHEX INC                    COM         704326107      418     13455    SH       SOLE              13455
 PEPSICO INC                    COM         713448108       24       357    SH       SHARED-DEFINED                 357
 PEPSICO INC                    COM         713448108      544      7947    SH       SOLE               7947
 PFIZER INC                     COM         717081103       10       409    SH       SHARED-DEFINED                 409
 PFIZER INC                     COM         717081103      495     19752    SH       SOLE              19752
 POTASH CORP SASK INC           COM         73755L107        6       141    SH       SHARED-DEFINED                 141
 POTASH CORP SASK INC           COM         73755L107      270      6645    SH       SOLE               6645
 POWERSHARES DB MULTI           SECTOR COMM 73936B200      401      7030    SH       SHARED-DEFINED                7030
 POWERSHARES EXCHANGE           TRADED FDS  73935X195      160     15767    SH       SHARED-DEFINED               15767
 POWERSHARES EXCHANGE           TRADED FD T 73935X286     1487     49894    SH       SHARED-DEFINED               49894
 POWERSHARES QQQ TR             UNIT SER 1  73935A104     2141     32871    SH       SHARED-DEFINED               32871
 PROCTER & GAMBLE CO            COM         742718109       51       751    SH       SHARED-DEFINED                 751
 PROCTER & GAMBLE CO            COM         742718109      583      8588    SH       SOLE               8588
 SECTOR SPDR TR SHS             BEN INT IND 81369Y704      256      6753    SH       SHARED-DEFINED                6753
 SPDR S&P 500 ETF               TRUST UNIT  78462F103     1889     13268    SH       SHARED-DEFINED               13268
 SPDR S&P MIDCAP 400            ETF TR UNIT 78467Y107     1286      6927    SH       SHARED-DEFINED                6927
 SPDR SER TR BARCLAYS           HIGH YIELD  78464A417     1054     25892    SH       SHARED-DEFINED               25892
 SYSCO CORP                     COM         871829107        9       292    SH       SHARED-DEFINED                 292
 SYSCO CORP                     COM         871829107      321     10135    SH       SOLE              10135
 TRANSCANADA CORP               COM         89353D107        2        49    SH       SHARED-DEFINED                  49
 TRANSCANADA CORP               COM         89353D107      485     10250    SH       SOLE              10250
 VANGUARD INDEX FDS             VANGUARD GR 922908736      500      7026    SH       SHARED-DEFINED                7026
 VANGUARD INTL EQUITY           INDEX FD IN 922042775     2924     63905    SH       SHARED-DEFINED               63905
 VANGUARD INTL EQUITY           INDEX FDS M 922042858     1374     30855    SH       SHARED-DEFINED               30855
 VANGUARD SCOTTSDALE            FDS INTERME 92206C870      409      4665    SH       SHARED-DEFINED                4665
 VULCAN MATERIALS CO            COM         929160109        3        64    SH       SHARED-DEFINED                  64
 VULCAN MATERIALS CO            COM         929160109      254      4879    SH       SOLE               4879
 WESTERN UNION CO               COM         959802109        4       315    SH       SHARED-DEFINED                 315
 WESTERN UNION CO               COM         959802109      148     10900    SH       SOLE              10900
 ZIMMER HOLDINGS INC            COM         98956P102      289      4329    SH       SOLE               4329

